                                 THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                 GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                 CLASS I SHARES

                      SUPPLEMENT DATED NOVEMBER 1, 2002 TO
                       PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS

GALAXY INSTITUTIONAL MONEY MARKET FUND

The table under the heading "Fees and expenses of the Fund - Annual Fund operating expenses (expenses deducted from the Fund's assets)" on page 4 of the Prospectus is revised to read as follows:

                                                                               Total Fund
                                Management    Distribution      Other          operating
                                      Fees    (12b-1) fees      expenses       expenses
-----------------------------------------------------------------------------------------
Class I Shares                    0.20%(1)           None         0.11%          0.31%(1)

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.09%. Total Fund operating expenses after this fee waiver are expected to be 0.20%. This fee waiver may be revised or discontinued at any time.

                                 THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                 GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                 CLASS II SHARES

                      SUPPLEMENT DATED NOVEMBER 1, 2002 TO
                       PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS

GALAXY INSTITUTIONAL MONEY MARKET FUND

1. The table under the heading "Fees and expenses of the Fund - Annual Fund operating expenses (expenses deducted from the Fund's assets)" on page 4 of the Prospectus is revised to read as follows:

                                                                               Total Fund
                                Management    Distribution      Other          operating
                                      Fees    (12b-1) fees      expenses       expenses
-----------------------------------------------------------------------------------------
Class II Shares                   0.20%(1)          None          0.26%(2)       0.46%(1)

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.09%. Total Fund operating expenses after this fee waiver are expected to be 0.35%. This fee waiver may be revised or discontinued at any time.

(2) Other expenses have been restated to reflect the imposition of shareholder servicing fees effective May 1, 2002.

2. The table under the heading "Fees and expenses of the Fund - Example" on page 4 of the Prospectus is revised to read as follows:

                        1 year        3 years         5 years         10 years
--------------------------------------------------------------------------------
Class II Shares         $47            $148            $258             $579

                                 THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                 GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                CLASS III SHARES

                      SUPPLEMENT DATED NOVEMBER 1, 2002 TO
                       PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS

GALAXY INSTITUTIONAL MONEY MARKET FUND

1. The table under the heading "Fees and expenses of the Fund - Annual Fund operating expenses (expenses deducted from the Fund's assets)" on page 4 of the Prospectus is revised to read as follows:

                                                                               Total Fund
                                Management    Distribution      Other          operating
                                      Fees    (12b-1) fees      expenses       expenses
-----------------------------------------------------------------------------------------
Class III Shares                  0.20%(1)          None          0.36%(2)      0.56%(1)

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.09%. Total Fund operating expenses after this fee waiver are expected to be 0.45%. This fee waiver may be revised or discontinued at any time.

(2) Other expenses have been restated to reflect the imposition of shareholder servicing fees effective December 5, 2001.

2. The table under the heading "Fees and expenses of the Fund - Example" on page 4 of the Prospectus is revised to read as follows:

                        1 year        3 years         5 years         10 years
--------------------------------------------------------------------------------
Class III Shares        $57           $179            $313            $701